UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

           Read instructions at the end of Form before preparing Form.


1.    Name and Address of issuer:

      First Investors Insured Tax Exempt Fund, Inc.
      95 Wall Street
      New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]





3.    Investment Company Act File Number: 811-2923

      Securities Act File Number: 2-57473


4(a). Last day of fiscal year for which this Form is filed: 12/31/97




4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

(i)     Aggregate sale price of securities  sold during
        the fiscal year pursuant to section 24(f):
                                                                 $72,033,217.27
                                                                 --------------

(ii)    Aggregate  price  of  securities   redeemed  or
        repurchased during the fiscal year:
                                                 $159,475,588.80
                                                 ----------------

(iii)   Aggregate  price  of  securities   redeemed  or
        repurchased during any PRIOR fiscal year ending
        no earlier  than October 11, 1995 that were not
        previously  used to  reduce  registration  fees
        payable to the Commission:
                                                 $142,030,836.60
                                                 ---------------

(iv)    Total available  redemption  credits [add Items
        5(ii) and 5(iii)]:
                                                                 $301,506,425.40
                                                                 ---------------

(v)     Net sales -- if Item 5(i) is greater  than Item
        5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                 $-0-
                                                                 --------------

(vi)    Redemption  credits available for use in future
        years  if Item  5(i) is less  than  Item  5(iv)
        [subtract Item 5(iv) from Item 5(i)]:
                                                 $(229,473,208.13)
                                                 -----------------


(vii)   Multiplier  for  determining  registration  fee
        (See Instruction C.9):
                                                                 X .000295
                                                                 --------------

(viii)  Registration  fee due  [multiply  Item  5(v) by
        Item 5(vii)] (enter "0" if no fee is due):

                                                                 =$-0-
                                                                 ==============

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: --0--. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: --0--.

7.      Interest  due -- if this  Form is  being  filed
        more than 90 days after the end of the issuer's
        fiscal year (See instruction D):
                                                                 +$-0-
                                                                 -------------

8.      Total of the amount of the registration fee due
        plus any interest  due [line  5(viii) plus line 7]:
                                                                 =$-0-
                                                                 ==============

9.      Date  the  registration  fee and  any  interest
        payment  was sent to the  Commission's  lockbox
        depository:    N/A
                               Method of delivery:
                                          [ ] Wire Transfer
                                          [ ] Mail or other means

                                   SIGNATURES




This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.




By /s/ C. Durso
   ______________________________________
   C. Durso,
   Vice President and Secretary



Date:  March 25, 1998